================================================================================



                               SEMI-ANNUAL REPORT
                               ------------------
                                  June 30, 2000
                               ------------------


                                   Value Line
                                   Income and
                                     Growth
                                   Fund, Inc.


                                     [LOGO]
                                 --------------
                                   VALUE LINE
                                    No-Load
                                     Mutual
                                     Funds

Value Line Income and Growth Fund, Inc.


                                                               To Our Value Line
--------------------------------------------------------------------------------

To Our Shareholders:

Value Line Income and Growth Fund for the first half of 2000. Your Fund earned a total return of 3.20% in the six-month period, which compared with a total return of -.42% for the Standard & Poor's 500, an unmanaged stock index, and a total return of 4.18% for the unmanaged Lehman Government/Corporate Bond Index.

Stockholdings comprised a bit over 70% of assets for most of the period, while bondholdings and cash equivalents made up the remaining 25%-30% of assets. It was a volatile time for both the stock and the bond markets, as investors attempted to gauge the effect of the Federal Reserve's increase in short-term interest rates. The first half was most memorable for the March-April collapse of the NASDAQ market and technology stocks, which then staged a partial recovery in May and June.

Your Fund weathered the storm through its balancing of bonds versus stocks, and by sticking with companies demonstrating strong earnings momentum and strong relative stock price momentum. The portfolio's largest holding, the newly merged Pfizer and Warner-Lambert combination, gained 48% in the six months; its second-largest holding, EMC Corp., gained 41%. Some more recent investments have already paid off, too, even though we had to pay near record-high prices for the stocks. In April, we paid a near-record high of $48 a share for ADC Telecommunications, an equipment manufacturer that reported strong first-quarter earnings; it closed June 30th at $84. Similarly, we paid near record-high prices in January for SDL Inc., Altera, Waters Corp., and Siebel Systems; by June 30th, they had variously gained 62%-116%. All of the companies mentioned here are large-capitalization stocks (most are valued at well over $10 billion) with cutting-edge technologies making them leaders in their fields. These are qualities that helped the stocks come through the mid-period sell-off in good shape.

We will continue to stick with high-quality companies and quickly sell holdings that fail to measure up, while the Fund's bondholdings should provide steady income and a cushion to the stock portfolio volatility. Thank you for investing with us.

                                   Sincerely,

                                   /s/ Jean Bernhard Buttner

                                   Jean Bernhard Buttner
                                   Chairman and President

August 4, 2000

--------------------------------------------------------------------------------
2

                                         Value Line Income and Growth Fund, Inc.

Income and Growth Fund Shareholders
--------------------------------------------------------------------------------

Economic Observations

The American economy appears to be on a somewhat slower growth track as we move through the early stages of the second half of calendar 2000. Evidence of this deceleration in business activity can be found in recent surveys on manufacturing, housing, auto sales, and employment. Overall, we now estimate that GDP growth will average 3.0%-3.5% during the third and fourth quarters. Thereafter, we would expect the pace of economic activity to hold at these comparatively restrained levels through at least the first half of 2001, as the succession of interest-rate hikes voted for by the Federal Reserve Board over the past year, or so, continues to have the hoped-for effect of stabilizing the economy at comfortable growth levels.

Inflationary pressures, meanwhile, continue to be held in check for the most part, with sustained increases in productivity and ongoing technological innovations being at least partially responsible for this comparative pricing stability. Nevertheless, a moderate increase in cost pressures could still evolve over the next few quarters, particularly if energy prices increase further and the aforementioned moderation in second-half GDP growth fails to evolve as we expect it will. The Federal Reserve, taking note of this potential for higher prices, meanwhile, is likely to keep a vigilant eye on the monetary situation, standing ready to raise interest rates further should it deem inflation to be a problem. Absent an unexpected price flareup, we believe the recent credit tightening cycle will shortly run its course.


*Performance Data:

                                                                     Growth of
                                                       Average      an Assumed
                                                       Annual      Investment of
                                                    Total Return     $10,000
                                                    ------------   -------------

 1 year ended 6/30/2000 .......................       18.45%          $11,845
 5 years ended 6/30/2000 ......................       20.65%          $25,567
10 years ended 6/30/2000 ......................       14.82%          $39,840

* The performance data quoted represent past performance and are no guarantee of future performance. The average annual total returns and growth of an assumed investment of $10,000 include dividends reinvested and capital gains distributions accepted in shares. The investment return and principal value of an investment will fluctuate so that an investment, when redeemed, may be worth more or less than its original cost.


--------------------------------------------------------------------------------
                                                                               3

Value Line Income and Growth Fund, Inc.

Portfolio Highlights at June 30, 2000 (unaudited)
--------------------------------------------------------------------------------

Ten Largest Holdings

                                                                                             Value                 Percentage of
Issue                                                                   Shares          (in thousands)              Net Assets
------------------------------------------------------------------------------------------------------------------------------------
Pfizer, Inc. .............................................             236,500              $11,352                    4.9%
EMC Corp. ................................................             140,000               10,771                    4.7
Cisco Systems, Inc. ......................................             145,500                9,248                    4.0
Sun Microsystems, Inc. ...................................              93,000                8,457                    3.7
Intel Corp. ..............................................              55,000                7,353                    3.2
Omnicom Group, Inc. ......................................              70,500                6,279                    2.7
Wal-Mart Stores, Inc. ....................................             102,500                5,907                    2.6
Time Warner, Inc. ........................................              73,000                5,548                    2.4
Microsoft Corp. ..........................................              65,000                5,200                    2.2
General Electric Co. .....................................              94,500                5,009                    2.2

Five Largest Industry Categories
                                                                         Value             Percentage of
Industry                                                            (in thousands)           Net Assets
------------------------------------------------------------------------------------------------------------------------------------
Computer & Peripherals ...................................            $ 34,109                 14.7%
Drug .....................................................              18,332                  7.9
Semiconductor ............................................              12,742                  5.5
Financial Services-Diversified ...........................              10,270                  4.4
Entertainment ............................................               9,981                  4.3

Five Largest Net Security Purchases*
                                                                        Cost
Issue                                                              (in thousands)
------------------------------------------------------------------------------------------------------------------------------------
Apple Computer, Inc. .....................................             $ 1,188
Boeing Co. ...............................................               1,034
Tenet Healthcare Corp. ...................................               1,026
Siebel Systems, Inc. .....................................               1,019
Waters Corp. .............................................                 995

Five Largest Net Security Sales*
                                                                      Proceeds
Issue                                                               (in thousands)
------------------------------------------------------------------------------------------------------------------------------------
QUALCOMM Incorporated ....................................             $ 2,932
International Business Machines Corp. ....................               2,294
Guidant Corp. ............................................               1,811
America Online, Inc. .....................................               1,740
Procer & Gamble Co. ......................................               1,546

*    For the six month period ended 06/30/00

--------------------------------------------------------------------------------
4

                                         Value Line Income and Growth Fund, Inc.

Schedule of Investments (unaudited)                                June 30, 2000
--------------------------------------------------------------------------------


                                                                      Value
    Shares                                                        (in thousands)
--------------------------------------------------------------------------------

COMMON STOCKS (74.1%)
                ADVERTISING (2.7%)
      70,500    Omnicom Group, Inc.............................          $ 6,279

                AEROSPACE-
                  DEFENSE (0.4%)
      22,000    Boeing Co......................................              920

                BANK (0.2%)
      13,300    Mellon Financial Corp..........................              485

                BANK-MIDWEST (1.4%)
      24,250    Fifth Third Bancorp............................            1,534
      61,500    Firstar Corp...................................            1,295
       8,000    Northern Trust Corp............................              521
                                                                         -------
                                                                           3,350
                CABLE TV (0.5%)
      15,500    Cablevision Systems Corp.
                    Class "A"*.................................            1,052

                CHEMICAL-
                  SPECIALTY (0.2%)
       8,000    Avery Dennison Corp............................              537

                COMPUTER &
                  PERIPHERALS (14.7%)
      20,000    Apple Computer, Inc.*..........................            1,048
      10,000    Cabletron Systems, Inc.*.......................              253
     145,500    Cisco Systems, Inc.*...........................            9,248
      62,500    Dell Computer Corp.*...........................            3,082
     140,000    EMC Corp.*.....................................           10,771
       4,000    Hewlett-Packard Co.............................              500
       4,000    Network Appliance, Inc.*.......................              322
       7,000    SanDisk Corp.*.................................              428
      93,000    Sun Microsystems, Inc.*........................            8,457
                                                                         -------
                                                                          34,109
                COMPUTER SOFTWARE &
                  SERVICES (3.5%)
      10,000    BroadVision, Inc.*.............................              508
      11,000    Fiserv, Inc.*..................................              476
      65,000    Microsoft Corp.*...............................            5,200
      11,000    Siebel Systems, Inc.*..........................            1,799
                                                                         -------
                                                                           7,983

                DIVERSIFIED
                  COMPANIES (2.6%)
      11,500    Honeywell International, Inc...................              387
      95,000    Tyco International Ltd.........................            4,501
      20,000    United Technologies Corp.......................            1,178
                                                                         -------
                                                                           6,066

                DRUG (7.9%)
      10,000    Immunex Corp.*.................................              494
      22,000    Merck & Co., Inc...............................            1,686
       5,000    Millennium
                    Pharmaceuticals, Inc.*.....................              559
     236,500    Pfizer, Inc....................................           11,352
      73,000    Schering-Plough Corp...........................            3,687
      10,000    Teva Pharmaceutical
                    Industries, Ltd.(ADR)......................              554
                                                                         -------
                                                                          18,332

                DRUGSTORE (0.3%)
      20,500    Walgreen Co....................................              660

                ELECTRICAL
                  EQUIPMENT (2.6%)
      10,000    AVX Corp.......................................              229
       3,000    Corning Inc....................................              810
      94,500    General Electric Co............................            5,009
                                                                         -------
                                                                           6,048

                ELECTRONICS (1.0%)
       4,000    JDS Uniphase Corp.*............................              479
      13,000    Sanmina Corp.*.................................            1,112
      12,000    Symbol Technologies, Inc.......................              648
                                                                         -------
                                                                           2,239


--------------------------------------------------------------------------------

Value Line Income and Growth Fund, Inc.

Schedule of Investments (unaudited)
--------------------------------------------------------------------------------


                                                                      Value
    Shares                                                        (in thousands)
--------------------------------------------------------------------------------

                ENTERTAINMENT (3.9%)
      73,000    Time Warner, Inc...............................          $ 5,548
       9,000    Univision Communications, Inc.
                    Class "A"*.................................              931
      36,500    Viacom, Inc. Class "A"*........................            2,496
                                                                         -------
                                                                           8,975

                FINANCIAL SERVICES-
                  DIVERSIFIED (4.4%)
      21,000    American Express Co............................            1,095
      30,156    American International
                    Group, Inc.................................            3,543
      16,000    Capital One Financial Corp.....................              714
      81,625    Citigroup, Inc.................................            4,918
                                                                         -------
                                                                          10,270

                FOREIGN TELECOM-
                  MUNICATIONS (2.6%)
      68,000    Ericsson (L.M.)  Telephone Co.
                    (ADR) Class "B"............................            1,360
      60,000    Nokia Corp. (ADR)..............................            2,996
      30,000    Telefonos de Mexico S.A.
                    de CV (ADR)................................            1,714
                                                                         -------
                                                                           6,070

                GROCERY (0.2%)
      25,000    Kroger Co.*....................................              552

                HOUSEHOLD
                  PRODUCTS (0.2%)
       9,000    Kimberly-Clark Corp............................              516

                INDUSTRIAL
                  SERVICES (0.3%)
      26,000    Robert Half International, Inc.*...............              741

                INTERNET (2.1%)
      74,000    America Online, Inc.*..........................            3,904
       6,000    Exodus Communications, Inc.*...................              276
       4,300    VeriSign, Inc.*................................              759
                                                                         -------
                                                                           4,939

                MACHINERY (0.5%)
      28,000    Dover Corp.....................................            1,136

                MEDICAL SERVICES (0.7%)
       3,000    Affymetrix, Inc.*..............................              495
      38,000    Tenet Healthcare Corp.*........................            1,026
                                                                         -------
                                                                           1,521

                MEDICAL SUPPLIES (0.9%)
      40,000    Medtronic, Inc.................................            1,993

                NATURAL GAS-
                  DIVERSIFIED (0.3%)
       3,000    Enron Corp.....................................              193
      13,000    Williams Companies, Inc. (The).................              542
                                                                         -------
                                                                             735

                OFFICE EQUIPMENT &
                  SUPPLIES (0.3%)
       5,000    Lexmark International, Inc.
                    Class "A"*.................................              336
      23,500    Staples, Inc.*.................................              361
                                                                         -------
                                                                             697

                PRECISION
                  INSTRUMENT (1.5%)
       1,525    Agilent Technologies, Inc.*....................              112
      22,000    PerkinElmer, Inc...............................            1,455
      15,000    Waters Corp.*..................................            1,872
                                                                         -------
                                                                           3,439

                RECREATION (0.4%)
      14,000    Electronic Arts Inc.*..........................            1,021

                RETAIL-SPECIAL
                  LINES (1.2%)
      26,000    Bed Bath & Beyond Inc.*........................              942
       4,000    CDW Computer Centers, Inc.*....................              250
      49,375    Gap, Inc. (The)................................            1,543
                                                                         -------
                                                                           2,735

--------------------------------------------------------------------------------
6

                                         Value Line Income and Growth Fund, Inc.

                                                                  June 30, 20000
--------------------------------------------------------------------------------


                                                                      Value
    Shares                                                        (in thousands)
--------------------------------------------------------------------------------

                RETAIL BUILDING
                  SUPPLY (1.0%)
      45,000    Home Depot, Inc. (The).........................          $ 2,247

                RETAIL STORE (2.6%)
     102,500    Wal-Mart Stores, Inc...........................            5,907


                SECURITIES
                  BROKERAGE (0.5%)
       6,000    Morgan Stanley Dean
                    Witter & Co................................              500
      18,000    Schwab (Charles) Corp..........................              605
                                                                        --------
                                                                           1,105

                SEMICONDUCTOR (5.5%)
       7,000    Advanced Micro Devices, Inc.*..................              541
       8,000    Amkor Technology, Inc.*........................              283
      12,000    Atmel Corp.*...................................              442
       9,000    Conexant Systems, Inc.*........................              438
      10,000    Cypress Semiconductor Corp.*...................              422
      55,000    Intel Corp.....................................            7,353
       8,000    Maxim Integrated
                    Products, Inc.*............................              544
      10,000    National Semiconductor Corp.*..................              567
       6,000    SDL, Inc.*.....................................            1,711
       6,000    Vitesse Semiconductor Corp.*...................              441
                                                                         -------
                                                                          12,742

                SEMICONDUCTOR
                CAPITAL EQUIPMENT (0.5%)
      12,000    Altera Corp.*..................................            1,223

                TELECOMMUNICATIONS   EQUIPMENT (2.5%)
      10,000    ADC Telecom-
                    munications, Inc.*.........................              839
      16,000    QUALCOMM Incorporated*.........................              960
      21,000    Scientific-Atlanta, Inc........................            1,564
      34,000    Tellabs, Inc.*.................................            2,327
                                                                         -------
                                                                           5,690

                TELECOMMUNICATION
                  SERVICES (2.4%)
      29,000    BroadWing Inc.*................................              752
      11,000    Metromedia Fiber
                    Network, Inc. Class "A"*...................              437
       8,000    Nextel Communications, Inc.
                    Class "A"*.................................              489
       9,500    Verizon Communications.........................              483
      74,853    WorldCom, Inc.*................................            3,434
                                                                         -------
                                                                           5,595

                THRIFT (1.4%)
      33,000    Fannie Mae.....................................            1,722
      38,000    Freddie Mac....................................            1,539
                                                                         -------
                                                                           3,261

                WIRELESS
                  NETWORKING (0.2%)
       5,000    RF Micro Devices Inc.*.........................              438
                                                                         -------

                TOTAL COMMON STOCKS
                  (Cost $97,542,000) ..........................          171,608
                                                                         -------


--------------------------------------------------------------------------------
7

Value Line Income and Growth Fund, Inc.

Schedule of Investments (unaudited)
--------------------------------------------------------------------------------

   Principal
    Amount
     (in                                                              Value
  thousands)                                                      (in thousands)
--------------------------------------------------------------------------------

U.S. TREASURY OBLIGATIONS (2.4%)
     $ 5,000    U.S. Treasury Notes,
                    4.750%, 11/15/08...........................          $ 4,541
       1,000    U.S. Treasury Bonds,
                    6.000%, 2/15/26............................              977
                                                                        --------
                TOTAL U.S. TREASURY
                    OBLIGATIONS
                    (Cost $5,891,000) .........................            5,518
                                                                        --------

U.S. GOVERNMENT AGENCY OBLIGATIONS (9.5%)
       5,000    Federal Home Loan Bank
                    Bonds, 5.125%, 2/26/02.....................            4,863
       2,000    Federal Home Loan Mortgage Corp.
                    Debentures, 5.750%, 7/15/03 ...............            1,932
       5,000    Federal Home Loan Mortgage Corp.
                    Debentures, 5.000%, 1/15/04 ...............            4,685
       1,000    Federal National Mortgage
                    Association Notes, 6.50%,
                    8/15/04 ...................................              980
       3,000    Federal National Mortgage
                    Association Notes, 5.750%,
                    6/15/05 ...................................            2,843
       2,000    Federal National Mortgage
                    Association Notes, 6%,
                    5/15/08 ...................................            1,861
       2,000    Federal National Mortgage
                    Association Notes, 6.625%,
                    9/15/09 ...................................            1,929
       3,000    Tennessee Valley Authority
                    Global Power Bonds, 1995
                    Series "E", 6.750%, 11/1/25 ...............            2,802
                                                                         -------
                TOTAL U.S. GOVERNMENT
                    AGENCY OBLIGATIONS
                    (Cost $23,263,000) ........................           21,895
                                                                         -------

CORPORATE BONDS AND NOTES (3.6%)
                ADVERTISING (0.4%)
       1,000    Outdoor Systems, Inc. 8.875%
                    Senior Sub. Notes, 6/15/07.................            1,005

                AUTO PARTS-
                  REPLACEMENT (0.3%)
     $ 1,000    Federal-Mogul Corp. 7.875%,
                    Notes, 7/1/10..............................              697

                ENTERTAINMENT (0.4%)
       1,000    Chancellor Media Corp.
                    8.125%, Senior Sub. Notes
                    Series "B",
                    12/15/07 ..................................            1,006

                ENVIRONMENTAL (0.4%)
       1,000    Allied Waste North America Inc.
                    Senior Notes Series "B",
                    7.875%, 1/1/09.............................              853

                HOTEL/GAMING (0.4%)
       1,000    Park Place Entertainment Corp.
                    7.875%, Senior Sub. Notes,
                    12/15/05 ..................................              940

                MEDICAL SERVICES (0.4%)
       1,000    Tenet HealthCare Corp.  Senior
                    Notes, 8%, 1/15/05 ........................              960

                OILFIELD SERVICES/
                  EQUIPMENT (0.5%)
       1,000    RBF Finance Co. Senior
                    Secured Notes, 11.375%,
                    3/15/09....................................            1,085

                TELECOMMUNICATION
                  SERVICES (0.4%)
       1,000    Global Crossing Holding Ltd.
                    Senior Notes, 9.50%,
                    11/15/09...................................              965

                TEXTILE (0.4%)
       1,000    WestPoint Stevens Inc. Senior
                    Notes, 7.875%, 6/15/05 ....................              835
                                                                         -------
                TOTAL CORPORATE
                    BONDS & NOTES
                    (Cost $8,877,000) .........................            8,346
                                                                         -------
                TOTAL INVESTMENT
                    SECURITIES (89.6%)
                    (Cost $135,573,000) .......................          207,367
                                                                         -------


--------------------------------------------------------------------------------
8

                                         Value Line Income and Growth Fund, Inc.

                                                                   June 30, 2000
--------------------------------------------------------------------------------

   Principal                                                          Value
    Amount                                                        (in thousands
     (in                                                           except per
  thousands)                                                      share amount)
--------------------------------------------------------------------------------

REPURCHASE AGREEMENTS (10.4%)
(including accrued interest)

    $ 12,200    Collateralized by $8,842,000
                    U.S. Treasury Bonds 14%,
                    due 11/15/11, with a value of
                    $12,440,000 (with Warburg,
                    Dillon, Read LLC, 6.20%,
                    dated 6/30/00, due 7/3/00,
                    delivery value $12,206,303)................        $ 12,202
      12,000    Collateralized by $12,970,000                          --------
                    U.S. Treasury Notes 4.25%,
                    due 11/15/03, with a value
                    of $12,240,000 (with State
                    Street Bank & Trust Company,
                     6.20%, dated 6/30/00,
                    due 7/3/00, delivery value
                    $12,006,200)...............................          12,002
                                                                       --------

                TOTAL REPURCHASE
                  AGREEMENTS
                  (Cost $24,204,000) ..........................          24,204
EXCESS OF LIABILITIES OVER
CASH AND OTHER ASSETS (0.0%) ..................................            ( 92)
                                                                       --------
NET ASSETS (100.0%) ...........................................        $231,479
                                                                       ========
NET ASSET VALUE, OFFERING
AND REDEMPTION PRICE PER
OUTSTANDING SHARE
($231,478,783 / 22,347,583
shares outstanding) ...........................................        $  10.36
                                                                       ========

* Non-income producing.

(ADR) American Depoisitory Receipts.



See Notes to Financial Statements

--------------------------------------------------------------------------------

Value Line Income and Growth Fund, Inc.

Statement of Assets
and Liabilities at June 30, 2000 (unaudited)
--------------------------------------------------------------------------------

                                                                 (In thousands
                                                               except per share
                                                                    amount)
                                                               ----------------
Assets:
Investment securities, at value
  (Cost--$135,573) .........................................         $ 207,367
Repurchase agreements
  (Cost--$24,204) ..........................................            24,204
Cash .......................................................                14
Receivable for capital shares sold .........................               843
Dividends and interest receivable ..........................               653
Prepaid insurance expense ..................................                 2
                                                                     ---------
      Total Assets .........................................           233,083
                                                                     ---------
Liabilities:
Payable for securities purchased ...........................             1,283
Payable for capital shares repurchased .....................               115
Accrued expenses:
  Advisory fee .............................................               126
  Other ....................................................                80
                                                                     ---------
      Total Liabilities ....................................             1,604
                                                                     ---------
Net Assets .................................................         $ 231,479
                                                                     =========
Net Assets consist of:
Capital stock, at $1.00 par value
  (authorized 50,000,000, outstanding
  22,347,583 shares) .......................................         $  22,348
Additional paid-in capital .................................           127,105
Undistributed net investment income ........................               232
Undistributed net realized gain
  on investments ...........................................            10,000
Net unrealized appreciation of
  investments ..............................................            71,794
                                                                     ---------
Net Assets .................................................         $ 231,479
                                                                     =========
Net Asset Value, Offering and
  Redemption Price per
  Outstanding Share
  ($231,478,783 / 22,347,583 shares
  outstanding)..............................................           $ 10.36
                                                                     =========


Statement of Operations
for the six months ended June 30, 1999 (unaudited)
--------------------------------------------------------------------------------

                                                                 (In thousands)
                                                                  ------------
Investment Income:
Interest ...................................................           $ 1,993
Dividends (Net of foreign withholding
  tax of $4) ...............................................               370
                                                                       -------
      Total Income .........................................             2,363
                                                                       -------
Expenses:
Advisory fee ...............................................               761
Transfer agent fees ........................................                54
Insurance, dues and other ..................................                28
Custodian fees .............................................                24
Printing ...................................................                19
Auditing and legal fees ....................................                19
Postage ....................................................                18
Registration and filing fees ...............................                13
Telephone ..................................................                11
Directors' fees and expenses ...............................                 7
                                                                       -------
      Total Expenses Before
        Custody Credits ....................................               954
      Less: Custody Credits ................................                (5)
                                                                       -------
      Net Expenses .........................................               949
                                                                       -------
Net Investment Income ......................................             1,414
                                                                       -------
Net Realized and Unrealized
  Gain (Loss) on Investments:
    Net Realized Gain ......................................             6,018
    Change in Net Unrealized
      Appreciation .........................................              (490)
                                                                       -------
Net Realized Gain and Change in
  Net Unrealized Appreciation on
  Investments ..............................................             5,528
                                                                       -------
Net Increase in Net Assets from
  Operations ...............................................           $ 6,942
                                                                       =======


See Notes to Financial Statements.
--------------------------------------------------------------------------------
10

                                         Value Line Income and Growth Fund, Inc.

Statement of Changes in Net Assets
for the six months ended June 30, 2000 (unaudited)
and for the year ended December 31, 1999
--------------------------------------------------------------------------------

                                                                                 Six Months           Year
                                                                                   Ended              Ended
                                                                                June 30, 2000      December 31,
                                                                                 (unaudited)           1999
                                                                                -------------------------------
                                                                                         (In thousands)
Operations:
  Net investment income .............................................           $   1,414            $   2,450
  Net realized gain on investments ..................................               6,018               29,406
  Change in net unrealized appreciation .............................                (490)              15,655
                                                                                -------------------------------
  Net increase in net assets from operations ........................               6,942               47,511
                                                                                -------------------------------

Distributions to Shareholders:
  Net investment income .............................................              (1,465)              (2,196)
  Net realized gain from investment transactions ....................                --                (33,196)
                                                                                -------------------------------
  Total distributions ...............................................              (1,465)             (35,392)
                                                                                -------------------------------

Capital Share Transactions:
  Net proceeds from sale of shares ..................................              57,389               43,537
  Net proceeds from reinvestment of distributions to shareholders ...               1,153               29,353
  Cost of shares repurchased ........................................             (62,841)             (43,125)
                                                                                -------------------------------
  Net (decrease) increase from capital share transactions ...........              (4,299)              29,765
                                                                                -------------------------------

Total Increase in Net Assets ........................................               1,178               41,884

Net Assets:
  Beginning of period ...............................................             230,301              188,417
                                                                                -------------------------------
  End of period .....................................................           $ 231,479            $ 230,301
                                                                                ===============================
Undistributed Net Investment Income, at end of period ...............           $     232            $     283
                                                                                ===============================


See Notes to Financial Statements.


--------------------------------------------------------------------------------

Value Line Income and Growth Fund, Inc.

Notes to Financial Statements (unaudited)
--------------------------------------------------------------------------------

1.   Significant Accounting Policies

Value Line Income and Growth Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company whose primary investment objective is income, as high and dependable as is consistent with reasonable risk. Capital growth to increase total return is a secondary objective.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

(A) Security Valuation. Securities listed on a securities exchange and over-the-counter securities traded on the NASDAQ national market are valued at the closing sales prices on the date as of which the net asset value is being determined. In the absence of closing sales prices for such securities and for securities traded in the over-the-counter market, the security is valued at the midpoint between the latest available and representative asked and bid prices. Securities for which market quotations are not readily available or which are not readily marketable and all other assets of the Fund are valued at fair value as the Board of Directors may determine in good faith. Short-term instruments with maturities of 60 days or less at the date of purchase are valued at amortized cost, which approximates market value.

The Board of Directors has determined that the value of bonds and other fixed-income securities be calculated on the valuation date by reference to valuations obtained from an independent pricing service which determines valuations for normal institutional-size trading units of debt securities, without exclusive reliance upon quoted prices. This service takes into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data in determining valuations.

(B) Repurchase Agreements. In connection with transactions in repurchase agreements, the Fund's custodian takes possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

(C) Federal Income Taxes. It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, including the distribution requirements of the Tax Reform Act of 1986, and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax or excise tax provision is required.

(D) Security Transactions and Distributions. Security transactions are accounted for on the date the securities are purchased or sold. Interest income is accrued as earned. Realized gains and losses on sales of securities are calculated for financial accounting and federal income tax purposes on the identified cost basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

(E) Amortization. Discounts on debt securities are amortized to interest income over the life of the security with a corresponding increase to the security's cost basis; premiums on debt securities are not amortized.


--------------------------------------------------------------------------------
12

                                         Value Line Income and Growth Fund, Inc.

                                                                   June 30, 2000
--------------------------------------------------------------------------------


2.   Capital Share Transactions, Dividends and Distributions to Shareholders

Transactions in capital stock were as follows (in thousands except per share amounts):


                                                    Six Months
                                                      Ended           Year
                                                     June 30,         Ended
                                                       2000         December 31,
                                                    (unaudited)       1999
                                                    -------------------------
Shares sold ....................................       5,693           4,259
Shares issued to shareholders
  in reinvestment of dividends
  and distributions ............................         108           2,989
                                                      ----------------------
                                                       5,801           7,248
Shares repurchased .............................      (6,257)         (4,209)
                                                      ----------------------
Net (decrease) increase ........................        (456)          3,039
                                                      ======================
Dividends per share from net
  investment income ............................      $ .065          $  .11
                                                      ======================
Distributions per share from
  net realized gains ...........................      $   --          $ 1.67
                                                      ======================

3.   Purchases and Sales of Securities

Purchases and sales of investment securities, excluding short-term securities, were as follows:

                                                               Six Months Ended
                                                                June 30, 2000
                                                                 (unaudited)
                                                               ----------------
                                                                (in thousands)
Purchases:
Investment Securities ................................             $30,634
                                                                   =======

Sales & Redemptions:
U.S. Treasury & Government
  Agency Obligations .................................             $ 2,000
Other Investment Securities ..........................              26,511
                                                                   -------
                                                                   $28,511
                                                                   =======


At June 30, 2000, the aggregate cost of investment securities and repurchase agreements for federal income tax purposes was $159,888,000. The aggregate appreciation and depreciation of investments at June 30, 2000, based on a comparison of investment values and their costs for federal income tax purposes, was $77,359,000 and $5,676,000, respectively, resulting in a net appreciation of $71,683,000.

4.   Investment  Advisory  Contract,   Management  Fees  and  Transactions  With
     Affiliates

An advisory fee of $761,000 was paid or payable to Value Line, Inc., the Fund's investment adviser (the "Adviser"), for the six months ended June 30, 2000. This was computed at the rate of .70% of the first $100 million of the Fund's average daily net assets plus .65% on the excess thereof, and paid monthly. The Adviser provides research, investment programs and supervision of the investment portfolio and pays costs of administrative services, office space, equipment, and compensation of administrative, bookkeeping, and clerical personnel necessary for managing the affairs of the Fund. The Adviser also provides persons, satisfactory to the Fund's Board of Directors, to act as officers and employees of the Fund and pays their salaries and wages. The Fund bears all other costs and expenses.

Certain officers and directors of the Adviser and its wholly owned subsidiary, Value Line Securities, Inc. (the Fund's distributor and a registered broker/dealer), are also officers and a director of the Fund. During the six months ended June 30, 2000, the Fund paid brokerage commissions totalling $13,000 to the distributor, which clears its transactions through unaffiliated brokers.

The Adviser and/or affiliated companies owned 412,745 shares of the Fund's capital stock, representing 1.8% of the outstanding shares at June 30, 2000.


--------------------------------------------------------------------------------

Value Line Income and Growth Fund, Inc.

Notes to Financial Statements (unaudited)                          June 30, 2000
--------------------------------------------------------------------------------

5.   Subsequent Event

At a special meeting of shareholders held on June 15, 2000, the shareholders approved the adoption of a Service and Distribution Plan (the "Plan") effective July 1, 2000. The Plan, adopted, pursuant to Rule 12b-1 under the Investment Company Act of 1940, provides for the payment of certain expenses incurred by the distributor in advertising, marketing and distributing and Fund's shares and for servicing the Fund's shareholders at an annual rate of 0.25% of the Fund's average daily net assets.

--------------------------------------------------------------------------------
14

                                         Value Line Income and Growth Fund, Inc.

Financial Highlights
--------------------------------------------------------------------------------

Selected data for a share of capital stock outstanding throughout each period:



                                Six Months Ended                                  Years Ended December 31,
                                  June 30, 2000       ------------------------------------------------------------------------------
                                  (unaudited)            1999              1998              1997           1996          1995
                                   -------------------------------------------------------------------------------------------------
Net asset value,
  beginning of period ............ $     10.10        $   9.53       $      7.98      $      7.37      $      7.37     $      6.21
                                   -------------------------------------------------------------------------------------------------
Income (loss) from
  investment operations:
  Net investment income ..........         .07             .12               .10              .15              .24             .25
  Net gains or losses on
    securities (both realized
    and unrealized) ..............         .26            2.23              2.08             1.18             1.03            1.36
                                   -------------------------------------------------------------------------------------------------
  Total from investment
    operations ...................         .33            2.35              2.18             1.33             1.27            1.61
                                   -------------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net
    investment income ............        (.07)           (.11)             (.10)            (.15)            (.24)           (.25)
  Distributions from capital gains        --             (1.67)             (.53)            (.54)           (1.03)           (.20)
  Distributions in excess of
    realized gains ...............        --              --                --               (.03)            --              --
                                   -------------------------------------------------------------------------------------------------
  Total distributions ............        (.07)          (1.78)             (.63)            (.72)           (1.27)           (.45)
                                   -------------------------------------------------------------------------------------------------
Net asset value, end of period ... $     10.36     $     10.10       $      9.53      $      7.98      $      7.37     $      7.37
                                   =================================================================================================
Total return .....................        3.20%+         25.33%            27.83%           18.55%           17.38%          26.24%
                                   =================================================================================================
Ratios/Supplemental Data:
Net assets, end of period
  (in thousands) ................. $   231,479     $   230,301       $   188,417      $   160,460      $   147,193     $   144,306
Ratio of expenses to
  average net assets .............         .84%(2)*        .83%(2)           .87%(1)          .87%(1)          .93%(1)         .93%
Ratio of net investment income
  to average net assets ..........        1.25%*          1.19%             1.24%            1.82%            3.08%           3.48%
Portfolio turnover rate ..........          14%+            64%               99%              54%              83%             76%


(1)  Before offset of custody credits.

(2) Ratios reflect expenses grossed up for custody credit arrangement. The ratios of expenses to average net assets net of custody credits would not have changed.

+    Not annualized

*    Annualized.


See Notes to Financial Statements
--------------------------------------------------------------------------------

Value Line Income and Growth Fund, Inc.

                         The Value Line Family of Funds
--------------------------------------------------------------------------------

1950--The Value Line Fund seeks long-term growth of capital. Current income is a secondary objective.

1952--Value Line Income and Growth Fund's primary investment objective is income, as high and dependable as is consistent with reasonable risk. Capital growth to increase total return is a secondary objective.

1956--The Value Line Special Situations Fund seeks long-term growth of capital. No consideration is given to current income in the choice of investments.

1972--Value Line Leveraged Growth Investors' sole investment objective is to realize capital growth.

1979--The Value Line Cash Fund, a money market fund, seeks to secure as high a level of current income as is consistent with maintaining liquidity and preserving capital. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

1981--Value Line U.S. Government Securities Fund seeks maximum income without undue risk to principal. Under normal conditions, at least 80% of the value of its net assets will be invested in securities issued or guaranteed by the U.S. Government and its agencies and instrumentalities.

1983--Value Line Centurion Fund* seeks long-term growth of capital.

1984--The Value Line Tax Exempt Fund seeks to provide investors with the maximum income exempt from federal income taxes while avoiding undue risk to principal. The Fund offers investors a choice of two portfolios: The Money Market Portfolio and the National Bond Portfolio.

1985--Value Line Convertible Fund seeks high current income together with capital appreciation primarily from convertible securities ranked 1 or 2 for year-ahead performance by the Value Line Convertible Ranking System.

1986--Value Line Aggressive Income Trust seeks to maximize current income.

1987--Value Line New York Tax Exempt Trust seeks to provide New York taxpayers with the maximum income exempt from New York State, New York City and federal income taxes while avoiding undue risk to principal.

1987--Value Line Strategic Asset Management Trust* seeks to achieve a high total investment return consistent with reasonable risk.

1993--Value Line Emerging Opportunities Fund invests primarily in common stocks or securities convertible into common stock, with its primary objective being long-term growth of capital.

1993--Value Line Asset Allocation Fund seeks high total investment return, consistent with reasonable risk. The Fund invests in stocks, bonds and money market instruments utilizing quantitative modeling to determine the asset mix.

1995--Value Line U.S. Multinational Company Fund's investment objective is maximum total return. It invests primarily in securities of U.S. companies that have significant sales from international operations.

* Only available through the purchase of Guardian Investor, a tax deferred variable annuity, or ValuePlus, a variable life insurance policy.

For more complete information about any of the Value Line Funds, including charges and expenses, send for a prospectus from Value Line Securities, Inc., 220 East 42nd Street, New York, New York 10017-5891 or call 1-800-223-0818, 24 hours a day, 7 days a week, or visit us at www.valueline.com. Read the prospectus carefully before you invest or send money.

--------------------------------------------------------------------------------

INVESTMENT ADVISER    Value Line, Inc.
                      220 East 42nd Street
                      New York, NY 10017-5891

DISTRIBUTOR           Value Line Securities, Inc.
                      220 East 42nd Street
                      New York, NY 10017-5891

CUSTODIAN BANK        State Street Bank and Trust Co.
                      225 Franklin Street
                      Boston, MA 02110

SHAREHOLDER           State Street Bank and Trust Co.
SERVICING AGENT       c/o NFDS
                      P.O. Box 219729
                      Kansas City, MO 64121-9729

INDEPENDENT           PricewaterhouseCoopers LLP
ACCOUNTANTS           1177 Avenue of the Americas
                      New York, NY 10036

LEGAL COUNSEL         Peter D. Lowenstein, Esq.
                      Two Sound View Drive, Suite 100
                      Greenwich, CT 06830

Directors             Jean Bernhard Buttner
                      John W. Chandler
                      Frances T. Newton
                      Francis C. Oakley
                      David H. Porter
                      Paul Craig Roberts
                      Marion N. Ruth
                      Nancy-Beth Sheerr

OFFICERS              Jean Bernhard Buttner
                      Chairman and President
                      Stephen E. Grant
                      Vice President
                      Alan N. Hoffman
                      Vice President
                      David T. Henigson
                      Vice President and
                      Secretary/Treasurer
                      Jack M. Houston
                      Assistant Secretary/Treasurer
                      Stephen La Rosa
                      Assistant Secretary/Treasurer

The financial statements included herein have been taken from the records of the Fund without examination by the independent accountants and, accordingly, they do not express an opinion thereon.
This unaudited report is issued for information of shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a currently effective prospectus of the Fund (obtainable from the Distributor).


                                                                         #513940